Receivable - Bitcoin Consideration - Schedule of Carrying Amounts Presented in the Company’s Consolidated Balance Sheets (Details)	Oct. 31, 2025 USD ($) Bitcoin	Oct. 31, 2024 USD ($) Bitcoin
Crypto Asset, Activity [Line Items]
Bitcoins to be received, Units | Bitcoin	100
Bitcoins to be received, Fair value | $	$ 10,967,700
Bitcoin [Member]
Crypto Asset, Activity [Line Items]
Bitcoins to be received, Units | Bitcoin	100
Bitcoins to be received, Fair value | $	$ 10,967,700